Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments at FVTOCI	$ 12,933,733	$ 394,441	$ 620,831
Investments in debt instruments at FVTOCI	1,025,760	31,283	1,042,906
Total	$ 13,959,493	$ 425,724	$ 1,663,737